Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
The following table provides a reconciliation of benefit obligations and plan assets of the company’s domestic and non-U.S. pension plans and postretirement benefit plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits		Postretirement Benefits
(In millions)	2016	2015	2016	2015	2016	2015

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$1,213.1	$1,291.1	$1,036.0	$1,075.4	$48.8	$55.3
Business combinations	33.4	—	1.2	52.7	—	—
Service costs	—	—	23.9	25.2	0.5	0.6
Interest costs	51.1	50.0	27.1	27.6	2.0	1.9
Settlements	—	—	(7.5)	(7.4)	—	—
Plan participants' contributions	—	—	4.5	4.6	1.3	1.3
Actuarial (gains) losses	29.8	(48.7)	149.9	(39.1)	1.4	(2.2)
Benefits paid	(78.3)	(79.3)	(30.2)	(29.6)	(3.9)	(5.4)
Currency translation and other	—	—	(88.4)	(73.4)	—	(2.7)

Benefit Obligation at End of Year	$1,249.1	$1,213.1	$1,116.5	$1,036.0	$50.1	$48.8

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$945.4	$1,047.6	$817.2	$825.8	$7.5	$8.6
Business combinations	—	—	—	32.1	—	—
Actual return on plan assets	70.8	(28.3)	124.8	12.4	0.5	(1.1)
Employer contribution	6.4	5.4	49.5	28.0	2.7	4.1
Settlements	—	—	(7.5)	(7.4)	—	—
Plan participants' contributions	—	—	4.5	4.6	1.3	1.3
Benefits paid	(78.3)	(79.3)	(30.2)	(29.6)	(3.9)	(5.4)
Currency translation and other	—	—	(104.8)	(48.7)	—	—

Fair Value of Plan Assets at End of Year	$944.3	$945.4	$853.5	$817.2	$8.1	$7.5

Funded Status	$(304.8)	$(267.7)	$(263.0)	$(218.8)	$(42.0)	$(41.3)

Accumulated Benefit Obligation	$1,249.1	$1,213.1	$1,047.8	$983.4

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$62.7	$72.7	$4.3	$3.8
Current liability	(9.8)	(2.9)	(5.7)	(5.7)	(2.7)	(2.6)
Non-current liability	(295.0)	(264.8)	(320.0)	(285.8)	(43.6)	(42.5)

Net amount recognized	$(304.8)	$(267.7)	$(263.0)	$(218.8)	$(42.0)	$(41.3)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$171.3	$163.0	$169.6	$133.1	$5.8	$4.7
Prior service credits	—	—	7.9	(1.6)	(0.1)	(0.2)

Net amount recognized	$171.3	$163.0	$177.5	$131.5	$5.7	$4.5

Schedule of Assumptions Used [Table Text Block]
The actuarial assumptions used to compute the funded status for the plans are based upon information available as of December 31, 2016 and 2015 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015	2016	2015

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.07%	4.25%	1.95%	2.83%	3.77%	4.12%
Average rate of increase in employee compensation	4.00%	4.00%	3.09%	3.06%	—	—
Initial healthcare cost trend rate					6.70%	6.82%
Ultimate healthcare cost trend rate					5.08%	5.21%
The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
	2016	2015	2014	2016	2015	2014

Weighted Average Assumptions Used to Determine Net Benefit Cost (Income)
Discount rate	4.25%	4.00%	4.46%	2.83%	2.69%	3.91%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.06%	3.03%	3.22%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%	3.74%	4.21%	4.88%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The projected benefit obligation and fair value of plan assets for the company’s qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2016	2015

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,906.6	$1,739.2
Fair value of plan assets	1,276.1	1,180.0

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2016	2015

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,846.7	$1,694.3
Fair value of plan assets	1,275.7	1,179.7

Schedule of Net Benefit Costs [Table Text Block]
The net periodic pension benefit cost (income) includes the following components:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2016	2015	2014	2016	2015	2014

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$2.0	$23.9	$25.2	$20.0
Interest cost on benefit obligation	51.1	50.0	53.1	27.1	27.6	36.7
Expected return on plan assets	(49.6)	(54.3)	(60.8)	(28.2)	(33.6)	(34.4)
Amortization of actuarial net loss	0.3	0.6	3.7	7.1	9.3	4.2
Amortization of prior service benefit	—	—	—	(0.2)	(0.2)	(0.1)
Settlement/curtailment loss	—	—	25.5	0.7	1.0	4.1
Special termination benefits	—	—	—	—	1.3	0.3

Net periodic benefit cost (income)	$1.8	$(3.7)	$23.5	$30.4	$30.6	$30.8

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post- retirement Benefits

Expected Benefit Payments
2017	$85.9	$28.6	$3.0
2018	81.6	37.5	3.0
2019	81.3	30.8	2.9
2020	81.2	32.9	2.9
2021	82.1	33.3	2.8
2022-2026	393.7	192.7	12.7

Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of the company’s plan assets at December 31, 2016 and 2015, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling (1)
(In millions)	2016	(Level 1)	(Level 2)	(Level 3)

Domestic Pension Plan Assets
U.S. equity funds	$259.0	$—	$—	$—	$259.0
International equity funds	229.5	—	—	—	229.5
Fixed income funds	436.9	—	—	—	436.9
Private equity funds	1.9	—	—	—	1.9
Money market funds	17.0	—	—	—	17.0

Total Domestic Pension Plans	$944.3	$—	$—	$—	$944.3

Non-U.S. Pension Plan Assets
Equity funds	$123.2	$56.5	$—	$—	$66.7
Fixed income funds	294.0	19.6	215.9	—	58.5
Hedge funds	80.1	—	—	—	80.1
Multi-asset funds	12.4	—	—	—	12.4
Derivative funds	157.7	—	157.7	—	—
Insurance contracts	177.3	—	177.3	—	—
Cash / money market funds	8.8	6.4	—	—	2.4

Total Non-U.S. Pension Plans	$853.5	$82.5	$550.9	$—	$220.1
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling (1)
(In millions)	2015	(Level 1)	(Level 2)	(Level 3)

Domestic Pension Plan Assets
U.S. equity funds	$252.3	$—	$—	$—	$252.3
International equity funds	231.5	—	—	—	231.5
Fixed income funds	442.5	—	—	—	442.5
Private equity funds	3.3	—	—	—	3.3
Money market funds	15.8	—	—	—	15.8

Total Domestic Pension Plans	$945.4	$—	$—	$—	$945.4

Non-U.S. Pension Plan Assets
Equity funds	$122.8	$57.3	$—	$—	$65.5
Fixed income funds	287.7	20.3	210.0	—	57.4
Hedge funds	67.5	—	—	—	67.5
Multi-asset funds	17.4	—	—	—	17.4
Derivative funds	135.0	—	135.0	—	—
Insurance contracts	153.6	—	153.6	—	—
Cash / money market funds	33.2	32.8	—	—	0.4

Total Non-U.S. Pension Plans	$817.2	$110.4	$498.6	$—	$208.2
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.